Other non-current liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities

Note 28	Other non-current liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020
Long-term disability benefits obligation		327	361
Provisions	26	327	355
Derivative liabilities	29	43	98
CRTC deferral account obligation	29	43	69
Other		263	262
Total other non-current liabilities		1,003	1,145